CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents (Note 4)	$ 64,952,134	$ 147,646,353
Marketable equity securities (Note 5)	152,695	287,638
Income tax receivable (Note 10)	10,798,291	6,450,384
Deposits, advances and other	1,115,425	1,608,698
Total current assets	77,018,545	155,993,073
Property, plant and equipment, net (Note 6)	12,571,718	12,660,273
Right of use asset (Note 2)	272,888	0
Total assets	89,863,151	168,653,346
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,733,011	712,520
Contingent value rights (Note 3)	263,221	0
Lease liability (Note 2)	90,659	0
Total current liabilities	2,086,891	712,520
Lease liability (Note 2)	185,289	0
Total liabilities	2,272,180	712,520
SHAREHOLDERS' EQUITY
Common shares (Note 11)	302,469,647	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,721,850
Accumulated deficit	(256,256,941)	(251,416,280)
Total shareholders' equity	87,590,971	167,940,826
Total liabilities and shareholders' equity	$ 89,863,151	$ 168,653,346